SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			0 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Apr. 26, 2014 Subsequent events	Mar. 02, 2014 Subsequent events	Apr. 26, 2014 Subsequent events Minimum	Mar. 02, 2014 Subsequent events Minimum	Apr. 26, 2014 Subsequent events Maximum	Mar. 02, 2014 Subsequent events Maximum
Subsequent events
Number of nonvested shares granted	1,591,800	6,845,800	586,100	464,800	5,538,400
Vesting period of nonvested shares						4 years	4 years	6 years	10 years
Fair value per non-vested share granted (in dollars per share)	$ 7.67	$ 5.56	$ 5.40	$ 11.55	$ 11.86